Noncontrolling Interests (Details) - Schedule of noncontrolling interests of Hongwei - Hongwei [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests (Details) - Schedule of noncontrolling interests of Hongwei [Line Items]
Balance beginning	$ (5,664)	$ (1,066)
Net loss attributable to noncontrolling interests shareholders	(2,123)	(4,783)
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	16	185
Acquisition of noncontrolling interests	7,771
Balance ending		$ (5,664)